Investments in Unconsolidated Subsidiaries and Affiliates	12 Months Ended
Dec. 31, 2017
Equity Method Investments And Joint Ventures [Abstract]
Investments in Unconsolidated Subsidiaries and Affiliates

Note 6: Investments in Unconsolidated Subsidiaries and Affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2017 and 2016 is as follows:

	2017	2016
	(in millions)
Equity method	$555	$479
Cost method	6	8
Total	$561	$487

A summary of the combined results of operations and financial position as reported by the investees that CNH Industrial accounts for using the equity method is as follows:

	For the Years Ended December 31,
	2017	2016	2015
	(in millions)
Net revenue	$3,273	$3,670	$3,911
Income before taxes	$265	$99	$127
Net income	$198	$48	$68

	As of December 31,
	2017	2016
	(in millions)
Total Assets	$7,441	$6,919
Total Liabilities	$6,216	$5,758
Total Equity	$1,225	$1,161

The investees included in these tables primarily consists of Al Ghazi Tractors Ltd. (43.2% ownership), Turk Traktor re Ziraat Makineteri A.S. (37.5% ownership), New Holland HFT Japan Inc. (50.0% ownership), CNH de Mexico S.A. de C.V. (50.0% ownership), CNH Industrial Capital Europe S.A.S. (50.0% ownership), Naveco (Nanjing Iveco Motor Co.) Ltd (50.0% ownership), SAIC Iveco Commercial Vehicle Investment Company Limited (50.0% ownership) and Transolver Finance Establecimiento Financiero de Credito S.A. (50.0% ownership).